Expense Example, No Redemption - Allspring Ultra Short-Term Income Fund - Class C	Aug. 31, 2024 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 128
Expense Example, No Redemption, 3 Years	419
Expense Example, No Redemption, 5 Years	752
Expense Example, No Redemption, 10 Years	$ 1,692